GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2025
ALTANINE, INC. [Member]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

G&A consisted of the following for the three and nine months ended September 30, 2025:

	For the Three Months Ended September 30, 2025	For the Nine Months Ended September 30, 2025
Salaries, wages and benefits	$190,695	$451,244
Professional fees	211,575	545,185
Insurance	22,751	43,398
Travel and entertainment	(138)	6,368
Computer and software	3,992	12,092
Other	11,565	17,478
Total general and administrative expenses	$440,440	$1,075,765

G&A consisted of the following for the three and nine months ended September 30, 2024:

	For the Three Months Ended September 30, 2024	For the Nine Months Ended September 30, 2024
Salaries, wages and benefits	$150,865	$234,145
Professional fees	642,871	737,063
Insurance	10,419	13,057
Other	170	396
Total general and administrative expenses	$804,325	$984,661